BORROWINGS - Schedule of available portion of corporate credit facilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Authorized corporate credit facilities and related party credit facilities
Disclosure of detailed information about borrowings [line items]
Current borrowings and current portion of non-current borrowings	$ 2,375	$ 2,150
Draws on corporate credit facilities
Disclosure of detailed information about borrowings [line items]
Current borrowings and current portion of non-current borrowings	24	0
Line of credit issued	1,975
Authorized letter of credit facility
Disclosure of detailed information about borrowings [line items]
Current borrowings and current portion of non-current borrowings	400	400
Issued letters of credit
Disclosure of detailed information about borrowings [line items]
Current borrowings and current portion of non-current borrowings	289	300
Available portion of corporate credit facilities
Disclosure of detailed information about borrowings [line items]
Current borrowings and current portion of non-current borrowings	$ 2,462	$ 2,250